Average Annual Total Returns - ProShares S and P 500 Dividend Aristocrats ETF	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	S&P 500® Dividend Aristocrats® Index OneYear		S&P 500® Dividend Aristocrats® Index FiveYears		S&P 500® Dividend Aristocrats® Index SinceInception		S&P 500® Dividend Aristocrats® Index InceptionDate
Total	27.45%	10.86%	12.98%	Oct. 09, 2013	26.41%	10.24%	12.39%		16.21%	8.45%	10.35%		27.97%	[1]	8.56%	[1]	13.44%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.